UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Vollero Beach Capital Partners LLC

Address:   645 Madison Ave
           9th Floor
           New York, New York 10022


Form 13F File Number: 028-14279


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lubman
Title:  Chief Financial Officer
Phone:  (212) 584-4784

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lubman                 New York, NY                       8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              60

Form 13F Information Table Value Total:  $      561,865
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14281             Robert A. Vollero, Jr.
----  --------------------  ----------------------------------------------------
2     028-14280             Gentry T. Beach
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ANADARKO PETE CORP           COM             032511107   12,879   167,788 SH       DEFINED    1,2        167,788      0    0
ANADARKO PETE CORP           COM             032511107    7,676   100,000     CALL DEFINED    1,2        100,000      0    0
ATWOOD OCEANICS INC          COM             050095108    4,657   105,540 SH       DEFINED    1,2        105,540      0    0
BARRETT BILL CORP            COM             06846N104   10,975   236,795 SH       DEFINED    1,2        236,795      0    0
BRIGHAM EXPLORATION CO       COM             109178103   14,630   488,804 SH       DEFINED    1,2        488,804      0    0
CAMERON INTERNATIONAL CORP   COM             13342B105    9,245   183,836 SH       DEFINED    1,2        183,836      0    0
CAMERON INTERNATIONAL CORP   NOTE 2.500% 6/1 13342BAB1   10,058   200,000     CALL DEFINED    1,2        200,000      0    0
CARBO CERAMICS INC           COM             140781105   12,221    75,000     CALL DEFINED    1,2         75,000      0    0
CATERPILLAR INC DEL          COM             149123101   14,034   131,825 SH       DEFINED    1,2        131,825      0    0
CF INDS HLDGS INC            COM             125269100    8,302    58,600 SH       DEFINED    1,2         58,600      0    0
CHART INDS INC               COM PAR $0.01   16115Q308    2,469    45,741 SH       DEFINED    1,2         45,741      0    0
CHESAPEAKE ENERGY CORP       COM             165167107    4,489   151,200 SH       DEFINED    1,2        151,200      0    0
CHESAPEAKE ENERGY CORP       NOTE 2.750%11/1 165167BW6    8,907   300,000     CALL DEFINED    1,2        300,000      0    0
COMPLETE PRODUCTION SERVICES COM             20453E109   16,194   485,442 SH       DEFINED    1,2        485,442      0    0
CONCHO RES INC               COM             20605P101   13,789   150,126 SH       DEFINED    1,2        150,126      0    0
DRESSER-RAND GROUP INC       COM             261608103    5,375   100,000     CALL DEFINED    1,2        100,000      0    0
DRIL-QUIP INC                COM             262037104    6,783   100,000     CALL DEFINED    1,2        100,000      0    0
EATON CORP                   COM             278058102    7,318   142,227 SH       DEFINED    1,2        142,227      0    0
ENSCO PLC                    SPONSORED ADR   29358Q109    7,140   133,959 SH       DEFINED    1,2        133,959      0    0
EQT CORP                     COM             26884L109   14,393   274,054 SH       DEFINED    1,2        274,054      0    0
EXCO RESOURCES INC           COM             269279402    7,060   400,000     CALL DEFINED    1,2        400,000      0    0
FLOTEK INDS INC DEL          COM             343389102    4,805   564,011 SH       DEFINED    1,2        564,011      0    0
FMC TECHNOLOGIES INC         COM             30249U101   13,437   300,000     CALL DEFINED    1,2        300,000      0    0
GLOBAL GEOPHYSICAL SVCS INC  COM             37946S107      961    53,991 SH       DEFINED    1,2         53,991      0    0
GOLAR LNG LTD BERMUDA        SHS             G9456A100    4,094   117,339 SH       DEFINED    1,2        117,339      0    0
GOODRICH PETE CORP           COM NEW         382410405    7,415   402,749 SH       DEFINED    1,2        402,749      0    0
GRAFTECH INTL LTD            COM             384313102    4,931   243,245 SH       DEFINED    1,2        243,245      0    0
GULFMARK OFFSHORE INC        CL A NEW        402629208    2,179    49,300 SH       DEFINED    1,2         49,300      0    0
HALLIBURTON CO               COM             406216101    7,121   139,630 SH       DEFINED    1,2        139,630      0    0
HARVEST NATURAL RESOURCES IN COM             41754V103    7,066   640,600 SH       DEFINED    1,2        640,600      0    0
JOY GLOBAL INC               COM             481165108    6,353    66,704 SH       DEFINED    1,2         66,704      0    0
KEY ENERGY SVCS INC          COM             492914106    7,599   422,186 SH       DEFINED    1,2        422,186      0    0
MAGNUM HUNTER RES CORP DEL   COM             55973B102    7,501 1,109,612 SH       DEFINED    1,2      1,109,612      0    0
MCDERMOTT INTL INC           COM             580037109   22,130 1,117,135 SH       DEFINED    1,2      1,117,135      0    0
MONSANTO CO NEW              COM             61166W101    7,196    99,200 SH       DEFINED    1,2         99,200      0    0
MOSAIC CO NEW                COM             61945C103    3,143    46,400 SH       DEFINED    1,2         46,400      0    0
NORTHERN OIL & GAS INC NEV   COM             665531109    2,215   100,000     CALL DEFINED    1,2        100,000      0    0
OCEANEERING INTL INC         COM             675232102   28,350   700,000     CALL DEFINED    1,2        700,000      0    0
OIL STS INTL INC             COM             678026105   10,093   126,307 SH       DEFINED    1,2        126,307      0    0
OIL SVC HOLDRS TR            DEPOSTRY RCPT   678002106   38,000   250,000     PUT  DEFINED    1,2        250,000      0    0
PACCAR INC                   COM             693718108   10,093   197,560 SH       DEFINED    1,2        197,560      0    0
PATTERSON COMPANIES INC      COM             703395103    6,322   200,000     CALL DEFINED    1,2        200,000      0    0
PATTERSON UTI ENERGY INC     COM             703481101   20,572   650,799 SH       DEFINED    1,2        650,799      0    0
PETROHAWK ENERGY CORP        COM             716495106   11,175   452,993 SH       DEFINED    1,2        452,993      0    0
PETROHAWK ENERGY CORP        COM             716495106    7,401   300,000     CALL DEFINED    1,2        300,000      0    0
PIONEER DRILLING CO          COM             723655106    4,093   268,542 SH       DEFINED    1,2        268,542      0    0
POTASH CORP SASK INC         COM             73755L107    5,049    88,600 SH       DEFINED    1,2         88,600      0    0
ROBBINS & MYERS INC          COM             770196103    4,311    81,574 SH       DEFINED    1,2         81,574      0    0
ROSETTA RESOURCES INC        COM             777779307    4,880    94,687 SH       DEFINED    1,2         94,687      0    0
ROWAN COS INC                COM             779382100   10,594   272,969 SH       DEFINED    1,2        272,969      0    0
RSC HOLDINGS INC             COM             74972L102    2,101   175,698 SH       DEFINED    1,2        175,698      0    0
SANDRIDGE ENERGY INC         COM             80007P307   10,342   970,183 SH       DEFINED    1,2        970,183      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506   30,140   400,000     PUT  DEFINED    1,2        400,000      0    0
SM ENERGY CO                 COM             78454L100    5,113    69,588 SH       DEFINED    1,2         69,588      0    0
SOUTHWESTERN ENERGY CO       COM             845467109   15,307   356,966 SH       DEFINED    1,2        356,966      0    0
SUPERIOR ENERGY SVCS INC     COM             868157108    7,334   197,469 SH       DEFINED    1,2        197,469      0    0
TESCO CORP                   COM             88157K101    1,251    64,474 SH       DEFINED    1,2         64,474      0    0
TETRA TECHNOLOGIES INC DEL   COM             88162F105    2,689   211,260 SH       DEFINED    1,2        211,260      0    0
UNIT CORP                    COM             909218109    3,275    53,745 SH       DEFINED    1,2         53,745      0    0
WEATHERFORD INTERNATIONAL LT REG SHS         H27013103   16,640   887,478 SH       DEFINED    1,2        887,478      0    0


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